Average Annual Total Returns{- Treasury Only Portfolio} - 03.31 FIMM Funds Class 4 Combo PRO-12 - Treasury Only Portfolio - Class IV - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.64%	0.32%